UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21532

Frank Funds

(Exact Name of Registrant as Specified in Charter)

6 Stacy Court, Parsippany, NJ  07054

(Address of Principal Executive Offices)  (Zip Code)

Alfred C. Frank, Frank Capital Partners LLC

6 Stacy Court, Parsippany, NJ  07054

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  973-887-7698

Date of fiscal year end: June 30

Date of reporting period: September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Frank Value Fund
Schedule of Investments
September 30, 2005 (Unaudited)

Shares		Value

COMMON STOCKS - 93.23%

Accident & Health Insurance - 3.10%
422	Conseco, Inc. *	$ 8,909

Cable and Other Pay Television Services - 2.88%
157	Liberty Global International, Inc. *	4,253
157	Liberty Global Series C*	4,043
		8,296
Communications Equipment, NEC - 1.85%
653	Utstarcom, Inc. *	5,335

Computer Communications Equipment - 1.95%
1,463	Adaptec, Inc. *	5,603

Electronic Components & Accessories - 3.86%
304	AVX Corp.	3,873
862	Kemet Corp. *	7,224
		11,097
Fabricated Rubber Products - 2.60%
1,710	Omnova Solutions, Inc. *	7,472

Fire, Marine & Casualty Insurance - 3.28%
190	Arch Capital Group Ltd. *	9,422

Household Furniture - 1.69%
368	La-Z-Boy, Inc.	4,854

Instruments For Measuring & Testing of Electricity & Electrical Signals - 2.11%
761	Credence Systems Corp. *	6,080

Machine Tools, Metal Cutting Types - 2.35%
500	Thermadyne Holdings Corp.*	6,755

Miscellaneous Business Credit Institution - 2.12%
222	PHH Corp. *	6,096

Motorcycles, Bicycles & Parts - 2.51%
149	Harley Davidson, Inc.	7,218

Motor Vehicle Parts and Accessories - 2.35%
314	Superior Industries International, Inc.	6,757

Optical Instruments & Lenses - 4.97%
5,371	Meade Instruments Corp. *	14,287

Patent Owners and Lessors - 0.85%
141	4 Kids Entertainment, Inc. *	2,452

Photographic Equipment & Supplies - 1.20%
2,520	Concord Camera Corp.*	3,453

Real Estate - 2.15%
183	MI Developments, Inc. (Canada)	6,176

Retail-Apparel & Accessory Stores - 2.51%
470	Hot Topic, Inc.*	7,219

Retail Catalog & Mail Order - 2.10%
1,249	Alloy, Inc.*	6,045

Retail-Eating & Drinking Places - 3.03%
1,260	Champps Entertainment, Inc. *	8,719

Real Estate Investment Trusts - 4.04%
147	American Home Mortgage Investment Corp.	4,454
698	Highland Hospitality Corp.	7,161
		11,615
Retail-Radio, Tv & Consumer Electronics Stores - 2.26%
379	Circuit City Stores, Inc.	6,504

Retail-Variety Stores - 2.00%
621	99 Cents Only Stores *	5,744

Services-Engineering Services, NEC - 3.26%
174	Washington Group International, Inc. *	9,377

Services-Computer Processing & Data Preparation - 2.40%
649	Verity, Inc. *	6,892

Services-Health Care Services - 0.99%
252	National Home Health Care Corp.	2,853

Security, Brokers Dealers and Flotation Companies - 3.89%
851	Instinet Group, Inc. *	4,229
359	Waddell & Reed Financial, Inc.	6,950
		11,179
Semiconductors and Related Devices - 3.65%
449	Freescale Semiconductor, Inc. *	10,511

Services-Business Services, NEC - 3.87%
729	Espeed, Inc. *	5,526
205	Viad Corp.	5,607
		11,133
Telephone & Telegraph Apparatus - 3.20%
876	Tellabs, Inc. *	9,216

Telephone Communications (No Radiotelephone) - 4.97%
495	IDT Corp. *	6,034
360	Telewest Global, Inc. *	8,262
		14,296
Transportation Services (No Radiotelephone) - 6.24%
686	Expedia, Inc.*	13,590
172	Interactive Corp. *	4,360
		17,950
Wholesale-Motor Vehicles & Motor Vehicle Parts & Supplies - 3.00%
390	Adesa, Inc.	8,619

TOTAL FOR COMMON STOCKS (Cost $257,399) - 93.23%		$ 268,134

SHORT TERM INVESTMENTS - 3.44%
9,892	First American Treasury Obligations Fund Class A 2.81%** (Cost $9,892)	$ 9,892

TOTAL INVESTMENTS - 96.67%		278,026
(Identified Cost $267,291)

OTHER ASSETS LESS LIABILITIES, NET - 3.33%		9,581

NET ASSETS - 100.00%		$ 287,607

* Non-Income producing securities.
** Variable rate security; The coupon rate shown represents the rate at September 30, 2005

NOTES TO FINANCIAL STATEMENTS
The Frank Funds
1. SECURITY TRANSACTIONS
At September 30, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $267,291 amounted to $10,735 which consisted of aggregate gross unrealized appreciation of $32,165 and aggregate gross unrealized depreciation of $21,430.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Frank Funds

By /s/Alfred C. Frank, President

 Alfred C. Frank

 President

Date: November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Alfred C. Frank, President

Alfred C. Frank

President

Date November 28, 2005

By /s/Brian J. Frank

Brian J. Frank

Treasurer

Date November 28, 2005